Stock Option Plans and Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Transactions
Note 10. Stock Option Plans and Agreements

Note 10. Stock Option Plans and Agreements

The Company has approved stock options plans and agreements covering up to an aggregate of 11,863,000 shares of common stock. Such options may be designated at the time of grant as either incentive stock options or nonqualified stock options. Stock based compensation consists of charges for stock option awards to employees, directors and consultants.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. 1,755,000 options were granted for the nine months ended September 30, 2021. 1,555,000 options were granted for the nine months ended September 30, 2020. The following assumptions were used for the nine months ended September 30, 2021.

Risk-free interest rate	0.16% - 0.43%
Expected dividend yield	0%
Expected stock price volatility	100-140%
Expected life of options	2.75 – 5.25 years

The Company recorded expense for options issued to employees and independent service providers of $7,296 and $117,464 for the three and nine months ended September 30, 2021, respectively ($34,341 and $53,318 in 2020).

The Company issued 750,000 performance-based stock options during the nine months ended September 30, 2021 at $0.245 per share to an executive of the Company. Certain revenue targets must be made to grant the options in three tranches of 250,000 shares each. The unrecognized compensation expense for these options is approximately $135,800 at September 30, 2021.

1,440,000 options vested during the nine months ended September 30, 2021.

A summary of all stock option activity for the nine months ended September 30, 2021 follows:

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	12,430,500	$.05
Granted	1,755,000	.21
Exercised	(2,319,000)	.04
Forfeited	(898,000)	.08
Expired	(45,000)	.10
Outstanding at September 30, 2021	10,923,500	$.08	3.6 years	$1,466,000

At September 30, 2021 - vested or
expected to vest	10,173,500	$.08	3.6 years	$1,150,000
Exercisable	10,088,500	$.07	3.5 years	$1,149,700

NOTE 10. - STOCK OPTION AGREEMENTS AND TRANSACTIONS

The Company grants stock options to its key employees and independent service providers as it deems appropriate. Options expire from five to ten years after the grant date.

Option Agreements - The Company's Board approved stock option agreements with consultants and a member of the Board of which options for an aggregate of 750,000 common shares are outstanding at December 31, 2020 with an average exercise price of $.12 per share. At December 31, 2020, options for 750,000 shares are vested. Options for 938,000 shares were forfeited unvested in January 2019.

Loan Fees - On May 7, 2019, the Company entered into a note payable agreement for up to $500,000 with a related party. The note has an interest rate of 7.5% and is due on August 31, 2026. The Company borrowed $200,000 in 2019 and $50,000 in 2020. The $250,000 remains outstanding as of December 31, 2020. As consideration for providing this financing, the Company granted a stock option to purchase a total of 2,500,000 common shares at an exercise price of $.02 and recorded interest expense of $14,250 using the Black-Scholes option pricing model to determine the estimated fair value of the option.

On August 24, 2020, the Company entered into a note payable agreement for $166,473 with a third party. The note has an interest rate of 6% and is due on August 24, 2024. As consideration for providing this financing, the Company granted a stock option to purchase a total of 500,000 common shares at an exercise price of $.05 and recorded interest expense of $52,900 using the Black-Scholes option pricing model to determine the estimated fair value of the option.

On November 17, 2020, the Company extended a note payable agreement of $146,300 with a related party. The note has an interest rate of 6% and is due on January 1, 2022. As consideration for providing this extension of the financing, the Company granted a stock option to purchase a total of 250,000 common shares at an exercise price of $.12 and recorded interest expense of $15,450 using the Black-Scholes option pricing model to determine the estimated fair value of the option.

On December 31, 2020, the Company extended a note payable agreement of $9,000 with a third party. The note has an interest rate of 6% and is due on January 1, 2024. As consideration for providing this extension of the financing, the Company granted a stock option to purchase a total of 25,000 common shares at an exercise price of $.10 and recorded interest expense of $958 using the Black-Scholes option pricing model to determine the estimated fair value of the option.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model based on the following assumptions. Volatility is based on the Company’s historical volatility. The expected life of the options was determined using the simplified method for plain vanilla options as stated in FASB ASC 718 to improve the accuracy of this assumption while simplifying record keeping requirements until more detailed information about the Company’s exercise behavior is available. The risk-free rate for the life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following assumptions were used for the years ended December 31, 2020 and 2019.

	2020	2019
Risk free interest rate	0.17% to 1.40%	1.38% to 2.55%
Expected dividend yield	0%	0%
Expected stock price volatility	100%	100%
Expected life of options	1.75 to 3.01 years	2.75 to 3.90 years

The following is a summary of stock option activity, including qualified and non-qualified options for the years ended December 31, 2020 and 2019:

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	7,920,000	$.09
Granted	4,203,500	$.03
Expired	(275,000)	$.07
Forfeited	(938,000)	$.23
Outstanding at December 31, 2019	10,910,500	$.05
Granted	1,880,000	$.07
Expired	(335,000)	$.15
Forfeited	(25,000)	$.05
Outstanding at December 31, 2020	12,430,500	$.05	3.3 years	$480,400

Vested or expected to vest at December 31, 2020	12,430,500	$.05	3.3 years	$480,400

Exercisable at December 31, 2020	11,885,500	$.05	3.3 years	$467,800

At December 31, 2020, there was $0 of total unrecognized compensation cost related to outstanding non-vested options.

The weighted average fair value of options granted was $.07 and $.03 per share for the years ended December 31, 2020 and 2019, respectively. The exercise price for all options granted equaled or exceeded the market value of the Company’s common stock on the date of grant with the exception of the 500,000 options granted in consideration for providing the financing on August 24, 2020.